Earnings per share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Summary of Class A, B and C Shares Converted to Common Stock	The Class A, B and C shares converted to common stock at the following exchange ratios:

Class	Ratio
A	0.546086
B	6.839066
C	6.668450

Calculation of Basic and Diluted Earnings per Share

The following table presents the calculation of basic and diluted earnings per share (in US$ thousands, except per-share data):

	2012	2013	2014
Basic net income per share:
Numerator:
Net income and total comprehensive income	61,161	112,800	91,103
Denominator:
Weighted-average common shares outstanding	66,375,888	78,220,312	78,390,788
Basic net income per share	0.92	1.44	1.16

Diluted net income per share:
Numerator:
Net income and total comprehensive income	61,161	112,800	91,103
Denominator:
Number of shares used in basic calculation	66,375,888	78,220,312	78,390,788
Plus: weighted average effect of dilutive securities:
Avolon MIP	31,527	21,018	—
Equity Incentive Plan 2014	—	—	12,090

Weighted-average common shares outstanding—diluted	66,407,415	78,241,330	78,402,878